Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 5.0%
iShares Preferred and Income Securities ETF(a)	349,591	$12,662,186

Domestic Fixed Income — 30.1%
iShares 10-20 Year Treasury Bond ETF(a)	237,637	38,416,397
iShares 20+ Year Treasury Bond ETF(a)(b)	240,482	37,892,749

		76,309,146

Domestic Real Estate — 10.1%
iShares Mortgage Real Estate ETF(a)	995,396	25,551,816

International Equity — 24.1%
iShares Emerging Markets Dividend ETF(a)	820,870	24,379,839
iShares International Developed Real Estate ETF(a)	539,633	12,384,577
iShares International Select Dividend ETF(a)	1,002,939	24,321,271

		61,085,687

International Fixed Income — 10.1%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b)	65,128	2,713,884
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	209,426	23,041,048

		25,754,932

Non-Investment Grade Bonds — 20.6%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	625,166	52,438,924

Total Investment Companies — 100.0% (Cost: $284,057,055)		253,802,691

Security	Shares	Value

Short-Term Investments

Money Market Funds — 37.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(a)(c)(d)	95,018,365	$95,084,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(c)	100,000	100,000

		95,184,878

Total Short-Term Investments — 37.5% (Cost: $95,169,393)		95,184,878

Total Investments in Securities — 137.5% (Cost: $379,226,448)		348,987,569

Other Assets, Less Liabilities — (37.5)%		(95,129,115)

Net Assets — 100.0%		$253,858,454

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$27,195,726	$67,919,229	(a)	$—	$(1,545)	$(28,532)	$95,084,878	95,018,365	$57,230	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—	—	—	100,000	100,000	60		—
iShares 10-20 Year Treasury Bond ETF	—	41,522,170		(2,052,705)	(4,708)	(1,048,360)	38,416,397	237,637	80,601		—
iShares 20+ Year Treasury Bond ETF	35,435,817	7,953,892		(2,566,350)	43,832	(2,974,442)	37,892,749	240,482	126,808		—
iShares Emerging Markets Dividend ETF	13,239,311	14,308,730		(1,490,732)	(54,575)	(1,622,895)	24,379,839	820,870	411,392		—
iShares iBoxx $ High Yield Corporate Bond ETF	54,817,135	2,185,772		(3,589,064)	(74,587)	(900,332)	52,438,924	625,166	668,820		—
iShares International Developed Real Estate ETF	13,945,914	56,046		(1,269,716)	73,865	(421,532)	12,384,577	539,633	112,601		—
iShares International Select Dividend ETF	42,429,100	110,788		(17,701,273)	(3,639,968)	3,122,624	24,321,271	1,002,939	307,714		—
iShares J.P. Morgan EM Local Currency Bond ETF	1,124,231	1,791,279		(156,843)	(944)	(43,839)	2,713,884	65,128	—		—
iShares J.P. Morgan USD Emerging Markets Bond ETF	41,646,863	102,038		(18,073,759)	(381,528)	(252,566)	23,041,048	209,426	271,648		—
iShares Long-Term Corporate Bond ETF(c)	32,782,236	—		(31,574,226)	1,722,098	(2,930,108)	—	—	86,790		—
iShares Mortgage Real Estate ETF	30,188,872	355,733		(4,733,202)	(1,758,109)	1,498,522	25,551,816	995,396	524,857		—

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Multi-Asset Income ETF

Affiliates (continued)

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

iShares Preferred and Income Securities ETF	$13,747,351	$55,869	$(1,166,072)	$(30,609)	$55,647	$12,662,186	349,591	$176,514	$—

				$(4,106,778)	$(5,545,813)	$348,987,569		$2,825,035	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$253,802,691	$—	$—	$253,802,691
Money Market Funds	95,184,878	—	—	95,184,878

	$348,987,569	$—	$—	$348,987,569

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